1
The Gabelli ABC Fund
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 59.7%
Aerospace and Defense  — 0.5%
100,000 Civitanavi Systems SpA ............................ $ 655,941
400 Hawaiian Holdings Inc.† ........................... 5,332
33,000 Kaman Corp. ............................................ 1,513,710
2,174,983
Automotive  — 0.2%
35,000 Iveco Group NV† ...................................... 521,085
800,000 Pinewood Technologies Group plc† ........... 387,732
908,817
Broadcasting  — 1.3%
9,000 Cogeco Inc. .............................................. 378,059
2,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 117,480
152,000 Sinclair Inc. .............................................. 2,047,440
228,000 TEGNA Inc. .............................................. 3,406,320
5,949,299
Building and Construction  — 28.5%
2,000 Johnson Controls International plc ............ 130,640
832,000 Lennar Corp., Cl. B ................................... 128,277,760
1,000 Masonite International Corp.† ................... 131,450
57,000 MDC Holdings Inc. ................................... 3,585,870
132,125,720
Business Services  — 0.9%
10,000 Applus Services SA .................................. 123,420
160,000 Daseke Inc.† ............................................ 1,328,000
79,200 Dawson Geophysical Co.† ........................ 112,464
12,000 McGrath RentCorp ................................... 1,480,440
10,000 SP Plus Corp.† ......................................... 522,200
40,000 Steel Connect Inc.† .................................. 376,800
10,000 Wincanton plc .......................................... 75,729
4,019,053
Cable and Satellite  — 0.1%
1,000 Charter Communications Inc., Cl. A† ......... 290,630
40,000 Liberty Latin America Ltd., Cl. A† .............. 278,800
569,430
Computer Software and Services  — 2.1%
19,000 Digi International Inc.† ............................. 606,670
158,000 Everbridge Inc.† ....................................... 5,503,140
1,200 Fiserv Inc.† .............................................. 191,784
13,000 Gen Digital Inc. ......................................... 291,200
115,000 HireRight Holdings Corp.† ........................ 1,641,050
6,000 Playtech plc† ............................................ 34,942
5,000 Rocket Internet SE .................................... 91,702
3,000 Rockwell Automation Inc. ......................... 873,990
28,000 Stratasys Ltd.† ......................................... 325,360
9,559,838
Consumer Products  — 0.3%
10,000 Bang & Olufsen A/S† ................................ 13,524
Shares
Market
Value
15,000 Capri Holdings Ltd.† ................................. $ 679,500
23,000 Energizer Holdings Inc. ............................. 677,120
16,000 iRobot Corp.† ........................................... 140,160
1,510,304
Consumer Services  — 0.0%
8,000 Adevinta ASA† ......................................... 83,858
Diversified Industrial  — 1.5%
1,000 Haynes International Inc. .......................... 60,120
40,000 Myers Industries Inc. ................................ 926,800
2,000 Spirit AeroSystems Holdings Inc., Cl. A† ... 72,140
35,000 Steel Partners Holdings LP† ..................... 1,387,750
3,000 Target Hospitality Corp.† .......................... 32,610
56,273 Textainer Group Holdings Ltd. ................... 2,813,650
11,000 United States Steel Corp. .......................... 448,580
13,500 Valmet Oyj ............................................... 355,228
80,000 Velan Inc. ................................................. 345,502
26,500 Wartsila OYJ Abp ..................................... 402,826
6,845,206
Electronics  — 1.0%
10,600 Rogers Corp.† .......................................... 1,258,114
20,000 Smart Metering Systems plc ..................... 240,314
300,000 Vizio Holding Corp., Cl. A† ........................ 3,282,000
12,400 Yamada Holdings Co. Ltd.† ....................... 35,894
4,816,322
Energy and Utilities  — 6.0%
50,500 Alerion Cleanpower SpA ........................... 1,040,605
16,000 Alvopetro Energy Ltd. ............................... 48,075
14,000 APA Corp. ................................................ 481,320
3,000 Encavis AG† ............................................. 54,552
20,000 Endesa SA ................................................ 370,369
46,992 Energy Transfer LP ................................... 739,184
640,000 Equitrans Midstream Corp. ....................... 7,993,600
18,500 Exxon Mobil Corp. .................................... 2,150,440
2,000 Green Plains Inc.† .................................... 46,240
30,000 Greenvolt-Energias Renovaveis SA† .......... 264,103
200,000 Gulf Coast Ultra Deep Royalty Trust ........... 2,365
2,000 Hess Corp. ............................................... 305,280
45,000 National Fuel Gas Co. ................................ 2,417,400
26,679 ONEOK Inc. .............................................. 2,138,855
122,000 PNM Resources Inc. ................................. 4,592,080
27,000 Primo Water Corp. .................................... 491,670
61,500 Severn Trent plc ....................................... 1,917,269
27,500 Southwest Gas Holdings Inc. .................... 2,093,575
20,000 Southwestern Energy Co.† ........................ 151,600
28,000 UGI Corp. ................................................. 687,120
27,985,702
Entertainment  — 1.6%
34,500 Atlanta Braves Holdings Inc., Cl. A† .......... 1,445,550
20,000 Atlanta Braves Holdings Inc., Cl. C† .......... 781,200
118,000 Fox Corp., Cl. B ........................................ 3,377,160

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
150,000 IMAX China Holding Inc. ........................... $ 131,661
85 Liberty Media Corp.-Liberty Live, Cl. A† .... 3,600
6,500 Madison Square Garden Sports Corp.† ..... 1,199,380
27,000 Manchester United plc, Cl. A† ................... 376,920
7,315,471
Equipment and Supplies  — 0.2%
40,000 DS Smith plc ............................................ 200,278
43,600 The L.S. Starrett Co., Cl. A† ...................... 692,804
893,082
Financial Services  — 3.2%
7,000 Alimco Financial Corp.†(a) ........................ 40,250
39,500 AllianceBernstein Holding LP .................... 1,372,230
1,000 Brookfield Asset Management Ltd., Cl. A ... 42,020
5,000 Brookfield Corp. ....................................... 209,350
2,119 CNFinance Holdings Ltd., ADR† ................ 4,386
24,000 Equitable Holdings Inc. ............................. 912,240
12,000 Fanhua Inc., ADR† .................................... 57,000
2,319 First Bank ................................................. 31,863
45,000 First Horizon Corp. ................................... 693,000
1,000 Horizon Bancorp Inc. ................................ 12,830
52,700 KKR & Co. Inc. ......................................... 5,300,566
654 LCNB Corp. .............................................. 10,425
800 Mastercard Inc., Cl. A ............................... 385,256
2,316 National Western Life Group Inc., Cl. A ...... 1,139,379
7,920 SouthState Corp. ...................................... 673,438
500 Topdanmark AS ........................................ 21,334
16,000 Valley National Bancorp ............................ 127,360
3,000 Vericity Inc.† ............................................ 34,050
75,000 Webster Financial Corp. ............................ 3,807,750
14,874,727
Food and Beverage  — 1.8%
600,000 Carrols Restaurant Group Inc. ................... 5,706,000
2,000 Pernod Ricard SA ..................................... 323,547
18,300 Remy Cointreau SA .................................. 1,844,782
3,000 The J.M. Smucker Co. .............................. 377,610
8,251,939
Health Care  — 4.0%
24,000 Agiliti Inc.† ............................................... 242,880
7,500 Amedisys Inc.† ........................................ 691,200
28,000 Axonics Inc.† ........................................... 1,931,160
17,000 Biohaven Ltd.† ......................................... 929,730
400 Bio-Rad Laboratories Inc., Cl. A† .............. 138,348
9,000 Bioventus Inc., Cl. A† ............................... 46,800
10,000 Catalent Inc.† ........................................... 564,500
68,000 Cerevel Therapeutics Holdings Inc.† ......... 2,874,360
6,000 Fusion Pharmaceuticals Inc.† ................... 127,920
6,000 Globus Medical Inc., Cl. A† ....................... 321,840
500 ICU Medical Inc.† ..................................... 53,660
Shares
Market
Value
170,000 Idorsia Ltd.† ............................................ $ 533,082
300 Illumina Inc.† ........................................... 41,196
3,000 Landos Biopharma Inc.† ........................... 64,500
4,000 MorphoSys AG† ....................................... 289,995
433,000 Myrexis Inc.† ........................................... 4,546
167,500 Olink Holding AB, ADR† ............................ 3,937,925
90,000 Perrigo Co. plc ......................................... 2,897,100
11,640 QIAGEN NV .............................................. 500,404
4,000 QuidelOrtho Corp.† ................................... 191,760
8,000 TherapeuticsMD Inc.† .............................. 18,320
160,000 Viatris Inc. ............................................... 1,910,400
18,311,626
Hotels and Gaming  — 0.1%
28,500 Entain plc ................................................. 286,835
Machinery  — 1.0%
20,200 Astec Industries Inc. ................................. 882,942
25,000 CFT SpA†(a) ............................................. 124,068
270,000 CNH Industrial NV .................................... 3,499,200
4,506,210
Metals and Mining  — 1.7%
200,000 Ampco-Pittsburgh Corp.† ......................... 434,000
5,000 Endeavour Mining plc ............................... 101,583
31,000 Freeport-McMoRan Inc. ............................ 1,457,620
21,000 JSR Corp. ................................................ 600,674
4,257 Kinross Gold Corp. ................................... 26,116
31,000 Newmont Corp. ........................................ 1,111,040
83,000 Pan American Silver Corp. ........................ 1,251,640
58,000 Sierra Metals Inc.† ................................... 33,060
10,000 Vulcan Materials Co. ................................. 2,729,200
7,744,933
Publishing  — 0.2%
43,941 Lee Enterprises Inc.† ................................ 585,733
25,500 The E.W. Scripps Co., Cl. A† ..................... 100,215
685,948
Real Estate  — 0.0%
500 American Tower Corp., REIT ..................... 98,795
4,000 Healthcare Realty Trust Inc., REIT ............. 56,600
155,395
Retail  — 0.3%
10,000 Albertsons Companies Inc., Cl. A .............. 214,400
10,000 Macy's Inc. .............................................. 199,900
302,500 Sportsman's Warehouse Holdings Inc.† .... 940,775
101,770 The Bon-Ton Stores Inc.†(a) ..................... 0
442,715 The Fresh Market Inc.†(a) ......................... 0
2,000 Tod's SpA† .............................................. 92,781
1,447,856
Semiconductors  — 0.0%
800 Silicon Motion Technology Corp., ADR ...... 61,552
1,400 Tower Semiconductor Ltd.† ...................... 46,830

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors (Continued)
10,000 Transphorm Inc.† ..................................... $ 49,100
157,482
Specialty Chemicals  — 0.5%
1,200 Linde plc .................................................. 557,184
36,500 Mativ Holdings Inc. .................................. 684,375
14,500 Novonesis (Novozymes) B ........................ 849,802
18,000 SGL Carbon SE† ....................................... 135,061
2,226,422
Telecommunications  — 2.2%
280,000 HKBN Ltd. ................................................ 104,818
120,100 Juniper Networks Inc. ............................... 4,450,906
120,000 Koninklijke KPN NV .................................. 448,715
122,000 Liberty Global Ltd., Cl. A† ......................... 2,064,240
35,000 Liberty Global Ltd., Cl. C† ......................... 617,400
2,081 Liberty Latin America Ltd., Cl. C† .............. 14,546
99,000 Orange Belgium SA† ................................ 1,465,380
61,000 Parrot SA† ............................................... 153,995
100,000 Pharol SGPS SA† ..................................... 5,265
140,000 Spirent Communications plc ..................... 353,402
241,632 Telefonica Deutschland Holding AG ........... 613,913
6,000 Telephone and Data Systems Inc. .............. 96,120
10,388,700
Wireless Communications  — 0.5%
9,500 Millicom International Cellular SA† ........... 192,185
36,000 Millicom International Cellular SA, SDR† ... 733,856
36,200 United States Cellular Corp.† .................... 1,321,300
2,247,341
Wireless Telecommunications Services  — 0.0%
400,000 NII Holdings Inc., Escrow† ....................... 140,000
TOTAL COMMON STOCKS .................. 276,182,499
CLOSED-END FUNDS  — 0.1%
235,000 Altaba Inc., Escrow† ................................. 564,000
RIGHTS  — 0.3%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ................ 650
Health Care  — 0.1%
60,000 ABIOMED Inc., CVR† ................................ 105,000
39,000 Achillion Pharmaceuticals Inc., CVR† ........ 19,500
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 3,250
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 3,250
50,000 Akouos Inc., CVR† ................................... 37,500
10,000 Albireo Pharma Inc., CVR† ....................... 22,500
187,969 Ambit Biosciences Corp., CVR†(a) ............ 0
195,960 Chinook Therapeutics Inc., CVR† .............. 78,384
4,000 CinCor Pharma Inc., CVR† ........................ 12,000
3,000 Decibel Therapeutics Inc., CVR† ............... 2,250
Shares
Market
Value
28,000 Epizyme Inc., CVR† .................................. $ 560
500,000 Gracell Biotechnologies Inc., CVR† ........... 20,000
30,000 Icosavax Inc., CVR† ................................. 9,000
640,000 Innocoll, CVR†(a) ..................................... 1
150,000 Ipsen SA/Clementia, CVR†(a) .................... 0
35,000 Mirati Therapeutics Inc., CVR† .................. 17,500
95,400 Ocera Therapeutics, CVR†(a) .................... 5,963
3,000 Opiant Pharmaceuticals Inc., CVR† ........... 1,500
130,000 Orchard Therapeutics plc, CVR† ................ 10,400
140,000 Paratek Pharmaceuticals Inc., CVR† .......... 2,800
11,000 Prevail Therapeutics Inc., CVR† ................ 2,200
2,000 Radius Health Inc., CVR† .......................... 200
800 Sigilon Therapeutics Inc., CVR† ................ 6,040
12,000 Tobira Therapeutics Inc., CVR†(a) ............. 0
359,798
Metals and Mining  — 0.2%
10,000 Kinross Gold Corp., CVR†(a) .................... 0
2,200,000 Pan American Silver Corp., CVR† .............. 985,600
985,600
Paper and Forest Products  — 0.0%
75,000 Resolute Forest Products Inc., CVR† ......... 150,000
TOTAL RIGHTS ............................... 1,496,048
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
102,000 Ampco-Pittsburgh Corp., expire 08/01/25† 10,200
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 40.4%
$ 188,620,000 U.S. Treasury Bills,
5.151% to 5.383%††,
04/16/24 to 08/29/24(b) ........................ 186,964,483
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.5%
(Cost $360,425,359) ............................. $ 465,217,230

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — (24.9)%
Building and Construction — (24.3)%
654,500 Lennar Corp., Cl. A ......................... $ 112,560,910
Business Services — (0.1)%
9,000 WillScot Mobile Mini Holdings Corp. ...... 418,500
Energy and Utilities — (0.5)%
4,000 EQT Corp. .................................. 148,280
18,500 Exxon Mobil Corp. ......................... 2,150,440
2,298,720
TOTAL SECURITIES SOLD SHORT
(Proceeds received $36,611,580)(c) .... $ 115,278,130
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At March 31, 2024, $31,000,000 of the principal amount was pledged as collateral for securities sold short and forward foreign exchange contracts.
(c) At March 31, 2024, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
As of March 31, 2024, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 8,028,670 EUR 7,400,000 State Street Bank and Trust Co. 04/26/24 $ 36,202
USD 2,275,407 GBP 1,800,000 State Street Bank and Trust Co. 04/26/24 3,188
USD 442,010 CAD 600,000 State Street Bank and Trust Co. 04/26/24 (1,123)
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ 38,267